Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant, and Equipment
Schedule of Property, plant and equipment

	December 31,	December 31,
	2024	2023
Lab and build-to-suit equipment	$6,918	$6,834
Office equipment	7	19
Furniture and fixtures	481	241
Computer and other equipment	741	487
Leasehold improvements	12,959	11,409
Construction-in-progress	3,001	804
Total property, plant and equipment	24,107	19,794
Accumulated depreciation and amortization	(15,809)	(15,314)
Property, plant and equipment, net	$8,298	$4,480